UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2981

FIRST INVESTORS SPECIAL BOND FUND, INC.
(Exact name of registrant as specified in charter)
		  --------

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2003

DATE OF REPORTING PERIOD:  JUNE 30, 2003

The words "First Investors" in a box across the top of the page.


FIRST INVESTORS
SPECIAL BOND FUND, INC.


SEMI-ANNUAL REPORT
JUNE 30, 2003


First Investors Logo

The words "A MEMBER OF THE FIRST INVESTORS FINANCIAL NETWORK" under the First Investors logo.


LIF007


Portfolio of Investments
FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2003
---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--87.8%
              Aerospace/Defense--2.0%
      $150M   Alliant Techsystems, Inc., 8.5%, 2011                                  $167,250         $78
       250M   L-3 Communications Corp., 8%, 2008                                      261,250         123
---------------------------------------------------------------------------------------------------------
                                                                                      428,500         201
---------------------------------------------------------------------------------------------------------
              Automotive--7.2%
       225M   Accuride Corp., 9.25%, 2008                                             208,406          98
        75M   Asbury Automotive Group, Inc., 9%, 2012                                  72,750          34
       594M   Cambridge Industries (Liquidating Trust)++**                              5,938           3
       500M   Collins & Aikman Products Co., 11.5%, 2006                              395,000         185
       175M   Dana Corp., 9%, 2011                                                    190,313          89
       500M   Special Devices, Inc., 11.375%, 2008                                    402,500         188
       250M   TRW Automotive, Inc., 9.375%, 2013+                                     272,500         128
---------------------------------------------------------------------------------------------------------
                                                                                    1,547,407         725
---------------------------------------------------------------------------------------------------------
              Chemicals--3.6%
       325M   Hydrochem Industrial Services, Inc., 10.375%, 2007                      229,938         108
       150M   Lyondell Chemical Co., 9.5%, 2008                                       143,250          67
       200M   Millennium America, Inc., 9.25%, 2008                                   216,000         101
       150M   Noveon, Inc., 11%, 2011                                                 171,000          80
---------------------------------------------------------------------------------------------------------
                                                                                      760,188         356
---------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--3.7%
       200M   AKI, Inc., 10.5%, 2008                                                  206,000          97
       555M   Hines Horticulture, Inc., 12.75%, 2005                                  585,525         275
---------------------------------------------------------------------------------------------------------
                                                                                      791,525         372
---------------------------------------------------------------------------------------------------------
              Energy--11.5%
       300M   Bluewater Finance, Ltd., 10.25%, 2012                                   298,500         140
       500M   Compagnie Generale de Geophysique, 10.625%, 2007                        515,000         241
       125M   Dresser, Inc., 9.375%, 2011                                             129,375          61
       250M   El Paso Production Holding Co., 7.75%, 2013+                            250,625         118
     1,000M   Giant Industries, Inc., 11%, 2012                                       970,000         455
       300M   Tesoro Petroleum Corp., 9.625%, 2008                                    279,000         131
---------------------------------------------------------------------------------------------------------
                                                                                    2,442,500       1,146
---------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2003
---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              Food/Drug--1.6%
      $350M   Di Giorgio Corp., 10%, 2007                                            $348,687        $164
---------------------------------------------------------------------------------------------------------
              Food/Tobacco--3.8%
       500M   Canandaigua Brands, Inc., 8.5%, 2009                                    527,500         247
       150M   Land O'Lakes, Inc., 8.75%, 2011                                         120,750          57
       150M   Pilgrim's Pride Corp., 9.625%, 2011                                     160,875          75
---------------------------------------------------------------------------------------------------------
                                                                                      809,125         379
---------------------------------------------------------------------------------------------------------
              Forest Products/Containers--3.8%
       250M   AEP Industries, Inc., 9.875%, 2007                                      231,250         108
       175M   Potlatch Corp., 10%, 2011                                               195,125          91
       200M   Stone Container Corp., 9.75%, 2011                                      220,000         103
       175M   Tekni-Plex, Inc., 12.75%, 2010                                          171,500          80
---------------------------------------------------------------------------------------------------------
                                                                                      817,875         382
---------------------------------------------------------------------------------------------------------
              Gaming/Leisure--6.0%
       250M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                          246,875         116
       450M   Isle of Capri Casinos, Inc., 8.75%, 2009                                481,500         226
       180M   Outboard Marine Corp., 10.75%, 2008++**                                     225          --
       300M   Park Place Entertainment Corp., 9.375%, 2007                            333,000         156
       200M   Universal City Development, 11.75%, 2010+                               220,500         103
---------------------------------------------------------------------------------------------------------
                                                                                    1,282,100         601
---------------------------------------------------------------------------------------------------------
              Health Care--3.2%
              ALARIS Medical Systems, Inc.:
        75M     11.625%, 2006                                                          91,500          43
        15M     7.25%, 2011                                                            15,262           7
       150M   Insight Health Services Corp., 9.875%, 2011                             158,250          74
       150M   MedQuest, Inc., 11.875%, 2012                                           156,750          73
       250M   Sybron Dental Specialties, Inc., 8.125%, 2012                           265,000         124
---------------------------------------------------------------------------------------------------------
                                                                                      686,762         321
---------------------------------------------------------------------------------------------------------
              Housing--1.7%
       100M   Integrated Electrical Services, Inc., 9.375%, 2009                      102,000          48
       250M   Nortek, Inc., 9.875%, 2011                                              264,375         124
---------------------------------------------------------------------------------------------------------
                                                                                      366,375         172
---------------------------------------------------------------------------------------------------------
              Information Technology--.0%
       150M   Exodus Communications, Inc., 10.75%, 2009++**                             3,000           1
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--.3%
      $125M   Finova Group, Inc., 7.5%, 2009                                          $55,000         $26
---------------------------------------------------------------------------------------------------------
              Manufacturing--2.1%
       600M   Columbus McKinnon Corp., 8.5%, 2008                                     450,000         211
---------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.3%
       150M   Nexstar Finance, LLC, 12%, 2008                                         168,000          79
       150M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                          165,375          78
       136M   Young Broadcasting Corp., 10%, 2011                                     147,900          69
---------------------------------------------------------------------------------------------------------
                                                                                      481,275         226
---------------------------------------------------------------------------------------------------------
              Media-Cable TV--7.4%
       225M   Adelphia Communications Corp., 10.25%, 2011++                           145,125          68
       500M   Charter Communications Holdings, LLC, 10%, 2009                         385,000         180
       500M   Mediacom LLC/Mediacom Capital Corp., 8.5%, 2008                         507,500         238
       500M   Star Choice Communications, Inc., 13%, 2005                             536,250         251
---------------------------------------------------------------------------------------------------------
                                                                                    1,573,875         737
---------------------------------------------------------------------------------------------------------
              Media-Diversified--8.5%
       460M   Carmike Cinemas, Inc., 10.375%, 2009                                    485,300         228
       500M   Garden State Newspapers, Inc., 8.625%, 2011                             523,750         246
       600M   Mail-Well I Corp., 8.75%, 2008                                          570,000         267
       200M   Quebecor Media, Inc., 11.125%, 2011                                     230,000         108
---------------------------------------------------------------------------------------------------------
                                                                                    1,809,050         849
---------------------------------------------------------------------------------------------------------
              Metals/Mining--5.7%
       600M   Commonwealth Aluminum Corp., 10.75%, 2006                               606,000         284
       400M   Euramax International PLC, 11.25%, 2006                                 414,000         194
       200M   Wolverine Tube, Inc., 7.375%, 2008+                                     191,000          90
---------------------------------------------------------------------------------------------------------
                                                                                    1,211,000         568
---------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--1.6%
       300M   Michaels Stores, Inc., 9.25%, 2009                                      337,500         158
---------------------------------------------------------------------------------------------------------
              Services--4.4%
       400M   Allied Waste NA, Inc., 10%, 2009                                        427,000         200
       500M   Kindercare Learning Centers, Inc., 9.5%, 2009                           506,250         237
---------------------------------------------------------------------------------------------------------
                                                                                      933,250         437
---------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2003
---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
 Principal                                                                                       For Each
    Amount                                                                                     $10,000 of
 or Shares    Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              Telecommunications--.9%
      $250M   GT Group Telecom, Inc., 0%-13.25%, 2010++                                   $25         $--
       600M   ICG Services, Inc., 0%-10%, 2008++**                                         --          --
       500M   RCN Corp., 11%, 2008                                                    197,500          93
       500M   Viatel, Inc., 0%-12.5%, 2008++**                                            189          --
       400M   XO Communications, Inc., 9%, 2008++**                                       500          --
---------------------------------------------------------------------------------------------------------
                                                                                      198,214          93
---------------------------------------------------------------------------------------------------------
              Utilities--.0%
       125M   AES Drax Energy, Ltd., 11.5%, 2010++                                      1,875           1
---------------------------------------------------------------------------------------------------------
              Wireless Communications--6.5%
       300M   Crown Castle International Corp., 9.375%, 2011                          313,500         147
       450M   Nextel Communications, Inc., 9.95%, 2008                                472,500         222
              Triton Communications, LLC:
       300M     11%, 2008                                                             319,500         150
       100M     8.75%, 2011                                                           100,250          47
       175M     8.5%, 2013+                                                           189,000          89
---------------------------------------------------------------------------------------------------------
                                                                                    1,394,750         655
---------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $20,221,894)                                  18,729,833       8,781
---------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--5.4%
     1,000M   U.S. Treasury Notes, 7%, 2006 (cost $1,036,952)                       1,156,094         542
---------------------------------------------------------------------------------------------------------
              COMMON STOCKS--1.2%
              Media-Cable TV--.3%
     2,061  * Echostar Communications Corporation--Class "A"                           71,352          33
---------------------------------------------------------------------------------------------------------
              Media-Diversified--.5%
     1,500  * MediaNews Group, Inc.--Class "A"                                        112,500          52
---------------------------------------------------------------------------------------------------------
              Telecommunications--.4%
     1,204  * ICG Communications, Inc.                                                  9,873           5
     1,711  * NTL, Inc.                                                                58,379          28
     1,536  * Viatel Holding (Bermuda), Ltd.**                                          3,558           2
     1,571  * World Access, Inc.                                                            1          --
---------------------------------------------------------------------------------------------------------
                                                                                       71,811          35
---------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $1,057,933)                                        255,663         120
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
   Shares,                                                                                         Amount
  Warrants                                                                                       Invested
        or                                                                                       For Each
 Principal                                                                                     $10,000 of
    Amount    Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.4%
              Health Care--.0%
        29  * Leiner Health Products, Inc., 9.625%, 2007**                                $--         $--
---------------------------------------------------------------------------------------------------------
              Manufacturing--.4%
       363    Day International Group, Inc., 12.25% 2010, PIK                          73,518          35
---------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $292,926)                                        73,518          35
---------------------------------------------------------------------------------------------------------
              WARRANTS--.1%
              Media-Cable TV--.1%
    11,580  * Star Choice Communications, Inc. (expiring 12/15/05)+                    30,397          14
---------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
       250  * GT Group Telecom, Inc. (expiring 2/1/10) +                                  219          --
---------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $22,587)                                                 30,616          14
---------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.9%
      $400M   New York Times Co., 1.04%, 7/11/03 (cost $399,884)                      399,884         187
---------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $23,032,176)                            96.8%     20,645,608       9,679
Other Assets, Less Liabilities                                            3.2         684,167         321
---------------------------------------------------------------------------------------------------------
Net Assets                                                              100.0%    $21,329,775     $10,000
==========================================================================================================

 * Non-income producing

** Security valued at fair value (see Note 1A)

 + See Note 5

++ In default as to principal and/or interest payment

See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS SPECIAL BOND FUND, INC
June 30, 2003

---------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(identified cost $23,032,176) (Note 1A)                                           $20,645,608
Cash                                                                                  665,622
Interest receivable                                                                   484,923
Subscription receivable                                                                 4,762
Other assets                                                                            6,230
                                                                                 ------------
Total Assets                                                                       21,807,145
                                                                                 ------------
Liabilities
Investment securities purchased                                                       450,745
Accrued advisory fee                                                                   13,274
Accrued expenses                                                                       13,351
                                                                                 ------------
Total Liabilities                                                                     477,370
                                                                                 ------------
Net Assets                                                                        $21,329,775
                                                                                 ============
Net Assets Consist of:
Capital paid in                                                                   $30,601,516
Accumulated deficit in net investment income                                          (62,753)
Accumulated net realized loss on investment transactions                           (6,822,420)
Net unrealized depreciation in value of investments                                (2,386,568)
                                                                                 ------------
Total                                                                             $21,329,775
                                                                                 ============
Net Asset Value, Offering Price and Redemption Price Per Share
($21,329,775 divided by 2,435,296 shares outstanding),
25,000,000 shares authorized, $1.00 par value (Note 2)                                  $8.76
                                                                                 ============

See notes to financial statements


Statement of Operations
FIRST INVESTORS SPECIAL BOND FUND, INC.
Six Months Ended June 30, 2003

---------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                       $1,047,277
Dividends (Note 1E)                                                 1,839
                                                             ------------
Total income                                                                       $1,049,116

Expenses (Notes 1 and 4):
Advisory fee                                                       75,156
Professional fees                                                   9,040
Custodian fees                                                      2,269
Other expenses                                                      4,698
                                                             ------------
Total expenses                                                     91,163
Less -- Custodian fees paid indirectly                               (985)
                                                             ------------
Net expenses                                                                           90,178
                                                                                 ------------
Net investment income                                                                 958,938

Realized and Unrealized Gain (Loss)
on Investments (Note 3):

Net realized loss on investments                               (1,095,737)
Net unrealized appreciation of investments                      3,191,002
                                                             ------------
Net gain on investments                                                             2,095,265
                                                                                 ------------
Net Increase in Net Assets Resulting from Operations                               $3,054,203
                                                                                 ============

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS SPECIAL BOND FUND, INC.

---------------------------------------------------------------------------------------------
                                                         Six Months Ended          Year Ended
                                                            June 30, 2003   December 31, 2002
---------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                                         $   958,938         $ 2,002,732
Net realized loss on investments                               (1,095,737)         (2,714,834)
Net unrealized appreciation of investments                      3,191,002           1,121,587
                                                             ------------        ------------
Net increase in net assets resulting
from operations                                                 3,054,203             409,485
                                                             ------------        ------------
Dividends to Shareholders
Net investment income                                            (959,807)         (2,017,139)
                                                             ------------        ------------
Capital Share Transactions *
Proceeds from shares sold                                           7,923              23,541
Reinvestment of dividends                                         959,807           2,017,139
Cost of shares redeemed                                        (1,189,835)         (3,033,647)
                                                             ------------        ------------
Net decrease in net assets resulting
from share transactions                                          (222,105)           (992,967)
                                                             ------------        ------------
Net increase (decrease) in net assets                           1,872,291          (2,600,621)

Net Assets
Beginning of period                                            19,457,484          22,058,105
                                                             ------------        ------------
End of the period (including accumulated
deficit in net investment income of
$(62,753) and $(61,884), respectively)                        $21,329,775         $19,457,484
                                                             ============        ============

*Capital Shares Issued and Redeemed
Sold                                                                  917               3,005
Issued for dividends reinvested                                   112,732             248,778
Redeemed                                                         (142,396)           (372,487)
                                                             ------------        ------------
Net decrease in capital shares                                    (28,747)           (120,704)
                                                             ============        ============

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2003

1. Significant Accounting Policies--The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to seek high current income without undue risk to principal and secondarily to seek growth of capital.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may be priced by a pricing service approved by the Fund's Board of Directors. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. Short-term debt securities that mature in 60 days or less are valued on the amortized cost method which approximates market value. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Fund's Board of Directors. At June 30, 2003, the Fund held eight securities that were fair valued by its Valuation Committee with an aggregate value of $13,410 representing .06% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. As of December 31, 2002, the Fund had capital loss carryovers of $5,593,773 of which $287,903 expires in 2003, $253,501 in 2004, $636,995 in
2007, $365,853 in 2008, $1,284,606 in 2009 and $2,764,915 in 2010.

C. Distributions to Shareholders--Dividends to shareholders from net investment income are declared daily and paid quarterly. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on the preferred stock holdings are recognized as dividend income and recorded at the market value of the shares received. For the six months ended June 30, 2003, the Fund recognized $997 from these taxable "pay-in-kind" distributions. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are amortized/accreted using the interest method. For the six months ended June 30, 2003, the Fund's custodian has provided credits in the amount of $985 against custodian charges based on the uninvested cash balances of the Fund.

2. Capital Stock--Shares of the Fund are sold only through the purchase of First Investors Life Variable Annuity Fund A contracts issued by First Investors Life Insurance Company.

3. Security Transactions--For the six months ended June 30, 2003, purchases and sales of investment securities, other than United States Government obligations and short-term corporate notes, aggregated $1,533,998 and $1,991,185, respectively.

As of June 30, 2003, the cost of investments for federal income tax purposes was $23,117,096. Accumulated net unrealized depreciation on investments was $2,471,489, consisting of $1,250,349 gross unrealized appreciation and $3,721,838 gross unrealized depreciation.

4. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and its transfer agent, Administrative Data Management Corp. Directors of the Fund who are not "interested persons" of the Fund as defined in the 1940 Act are remunerated by the Fund. For the six months ended June 30, 2003, total directors fees accrued by the Fund amounted to $150.


The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

5. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 2003, the Fund held seven 144A securities with an aggregate value of $1,154,241 representing 5.4% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. Concentration of Credit Risk--The Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.


Independent Auditors' Report

To the Shareholders and Board of Directors of First Investors Special Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Special Bond Fund, Inc., including the portfolio of investments, as of June 30, 2003, the related statement of operations, the statement of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Special Bond Fund, Inc. as of June 30, 2003, and the results of its operations, changes in its net assets and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
August 1, 2003


Financial Highlights
FIRST INVESTORS SPECIAL BOND FUND, INC.

The following table sets forth the operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

                                                                                Year Ended December 31
                                        1/1/03 to    ----------------------------------------------------------------------------
                                          6/30/03            2002            2001*           2000            1999            1998
                                     ------------    ------------    ------------    ------------    ------------    ------------
Per Share Data
Net Asset Value,
Beginning of Period                        $ 7.90          $ 8.53          $ 9.47          $11.37          $11.86          $12.89
                                     ------------    ------------    ------------    ------------    ------------    ------------
Income from Investment Operations
Net investment income                         .40             .80             .90            1.08            1.10            1.12
Net realized and
unrealized gain (loss)
on investments                                .86            (.62)           (.90)          (1.78)           (.39)           (.95)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Total from Investment
Operations                                   1.26             .18              --            (.70)            .71             .17
                                     ------------    ------------    ------------    ------------    ------------    ------------
Less Dividends from
Net Investment Income                         .40             .81             .94            1.20            1.20            1.20
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net Asset Value,
End of Period                              $ 8.76          $ 7.90          $ 8.53          $ 9.47          $11.37          $11.86
                                     ============    ============    ============    ============    ============    ============
Total Return (%) +                          16.10            2.20            (.01)          (6.57)           6.24            1.29

Ratios/Supplemental Data

Net Assets, End of Period
(in thousands)                            $21,330         $19,457         $22,058         $24,135         $30,194         $32,260

Ratio to Average Net Assets: (%)
Expenses                                      .91(a)          .93             .90             .89             .87             .89
Net Investment Income                        9.56(a)         9.77            9.80           10.09            9.38            8.93

Portfolio Turnover Rate (%)                     8              18              35              37              32              65

  * Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on total net assets of the Fund.

  + The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.

(a) Annualized


See notes to financial statements


FIRST INVESTORS SPECIAL BOND FUND, INC.

Directors
--------------------------------------------------

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------------------------------------------------

Kathryn S. Head
President

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary


FIRST INVESTORS SPECIAL BOND FUND, INC.
Shareholder Information

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

Item 1.  Reports to Stockholders - Filed herewith

Item 2.  Code of Ethics - Not applicable to Semi-Annual Report

Item 3.  Audit Committee Financial Expert - Not applicable to Semi-
	 Annual Report

Item 4. Principal Accountant Fees and Services - Not applicable to Semi-Annual Report

Item 5.  [Reserved]

Item 6.  [Reserved]

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
	 Closed-End Management Investment Companies - Not applicable for this filing

Item 8.  [Reserved]

Item 9.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits

(a)	Code of Ethics - Not applicable to Semi-Annual Report

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Special Bond Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 4, 2003


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Special Bond Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 4, 2003